Share-based compensation - Summary of Restricted Share Units Plan (Detail) - Restricted share unit plan [member]	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding, beginning of year	1,235,202	1,199,625
Granted	971,916	915,173
Vested	(574,706)	(514,591)
Forfeited	(532,134)	(365,005)
Outstanding, end of year	1,100,278	1,235,202
Outstanding units - liability method		4,119
Outstanding units - equity method	1,100,278	1,231,083
Total	1,100,278	1,235,202